Other Income (Tables)	3 Months Ended
Mar. 31, 2022
Other Income [Abstract]
Other income

	three months ended
	March 31, 2022	March 31, 2021
	£’000	£’000
Grant income	435	201
R&D expenditure credits	998	242
	1,433	443